Finance income and costs (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Finance income [Abstract]
Interest income from financing activities	£ 40	£ 126
Net interest on pensions and other post-retirement benefit obligations	58	50
Net gains on financial assets at fair value through profit and loss	0	2
Other interest income	23	30
Finance income	121	208
Interest costs [abstract]
Interest expense on financial instruments	(1,030)	(999)
Unwinding of discount on provisions and other liabilities	(62)	(63)
Net gains (losses) on derivatives financial instruments	4	(63)
Other interest	(18)	(11)
Less: interest capitalised	267	189
Finance costs	(839)	(947)
Finance income (cost)	(718)	(739)
Principal accretion on inflation-linked debt	86	115
Finance income (cost), accretion on inflation-linked swaps	£ 8	£ 0
Capitalisation rate of borrowing costs eligible for capitalisation	4.40%	4.50%
Tax relief on capitalised interest	£ 41	£ 27